UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31,2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney III
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

	/s/ Joseph E. Sweeney		San Francisco, CA		May 11, 2000
	Joseph E. Sweeney			[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_________0___

Form 13F Information Table Entry Total:		________49___

Form 13F Information Table Value Total:		___233,750___


List of Other Included Managers:  None

<Page

NAME OF INSURER                  TITLE OF         CUSIP        VALUE   SHARES  PUT  OTHER AUTH
                                  CLASS                        X1000           CALL  MGR  SOLE  SHR  NONE
ABITIBI-CONSOLIDATED INC          COMMON        003924107       3825  400,000             Sole
APROPOS TECHNOLOGY                COMMON        038334108       6660  180,000             Sole
ARGOSY GAMING                     COMMON        040228108       1310   91,961             Sole
ART TECHNOLOGY GROUP              COMMON        04289L107      16093  245,000             Sole
BIOJECT MEDICAL TECH.             COMMON        09059T206        170   15,000             Sole
CATALYTICA INC.                   COMMON        148885106        583   40,000             Sole
CE FRANKLIN LTD                   COMMON        125151100       3625  500,000             Sole
CENALTA ENERGY SVCS               COMMON        151293107        362  100,000             Sole
CHARLES SCHWAB CORP               COMMON        808513105        568   10,000             Sole
CUNNINGHAM GRAPHICS               COMMON        231157108       5841  236,900             Sole
DANKA BUSINESS SYS                COMMON        236277109      34476  730,800             Sole
ECOLLEGE.COM                      COMMON        27887E100       3521  502,959             Sole
EGREETINGS NETWORK                COMMON        282343102        683  120,000             Sole
ELOQUENT INC                      COMMON        290140102        815   40,000             Sole
FEDEX CORP                        COMMON        31428X106        776   20,000             Sole
GLOBAL MARINE INC                 COMMON        379352404       4568  180,000             Sole
GOOD GUYS, INC                    COMMON        382091106          1  112,500  CALL       Sole
GREY WOLF                         COMMON        397888108        911  231,300             Sole
GULF ISLAND FABRICATION           COMMON        402307102       1430   97,800             Sole
IBASIS INC                        COMMON        450732102       3080   75,000             Sole
INDEPENDENT ENERGY                COMMON        45384X108       9873  220,000             Sole
IT GROUP INC                      COMMON        465266104       2685  355,000             Sole
JETFORM CORP                      COMMON        477155105       1305  180,000             Sole
LOUISIANA PACIFIC CORP.           COMMON        546347105        555   40,000             Sole
MAXTOR CORP                       COMMON        577729205         13    1,000             Sole
MEAD CORPORATION                  COMMON        582834107       4193  120,000             Sole
MEDIA 100 INC                     COMMON        58440W105       6975  200,000             Sole
METRON TECHNOLOGY                 COMMON        N5665B105       5040  240,000             Sole
MSI HOLDINGS INC.                 COMMON        553654104        855   30,000             Sole
NABORS INDUSTRIES INC             COMMON        629568106      13973  360,000             Sole
NATIONAL-OILWELL, INC.            COMMON        637071101       2470   80,000             Sole
NET PERCEPTIONS INC               COMMON        64107U101      10010  271,000             Sole
PANJA INC                         COMMON        698493103        922   40,100             Sole
POINT OF SALE LTD                 COMMON        M7945W108       2100  100,000             Sole
PRECISION DRILLING CORP           COMMON        74022D100       6008  180,000             Sole
R&B FALCON CORP                   COMMON        74912E101       3938  200,000             Sole
RADCOM LTD                        COMMON        M81865103       1758  132,700             Sole
RENTECH INC                       COMMON        760112102        251   75,000             Sole
SANTA FE INTL CORP                COMMON        G7805C108       8880  240,000             Sole
SEAGATE TECHNOLOGY                COMMON        811804103      26553  430,000             Sole
STAPLES, INC                      COMMON        855030102       2000  100,000             Sole
SYSCAN INTERNATIONAL              COMMON        871827101        586  260,000             Sole
TELESPECTRUM WORLDWIDE            COMMON        87951U109       7732 1,104,500            Sole
TESCO CORP                        COMMON        88157K101        956  136,500             Sole
USX-MARATHON GROUP                COMMON        902905827       1204    1,800  CALL       Sole
VERTICALNET INC                   COMMON        92532L107        204    1,500             Sole
WAVE SYSTEMS                      COMMON        943526103       4793  120,000             Sole
WEATHERFORD INTL                  COMMON        947074100      11700  200,000             Sole
WMS INDS INC                      COMMON        929297109       6925  701,250             Sole





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